INCOME TAX - Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax assets
Research and development credits	$ 169	$ 86
Net operating loss carryforwards	2,398	1,266
Total	2,567	1,352
Valuation allowance	(2,567)	(1,352)
Research and development credit carryforwards
Deferred income tax assets
U.S. federal and state credit carryforwards	169	86
U.S. net operating loss carryforwards for federal and state tax purposes	$ 6,670	$ 4,512
Utilization percentage of taxable income for operating loss carried forward indefinitely	80.00%